Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment to its residual value over its estimated useful life	12 Months Ended
Mar. 31, 2023
Plant and building [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment to its residual value over its estimated useful life [Line Items]
Estimated useful life of property, plant and equipment	6 years
Plant and building [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment to its residual value over its estimated useful life [Line Items]
Estimated useful life of property, plant and equipment	20 years
Machinery and Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment to its residual value over its estimated useful life [Line Items]
Estimated useful life of property, plant and equipment	5 years
Machinery and Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment to its residual value over its estimated useful life [Line Items]
Estimated useful life of property, plant and equipment	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment to its residual value over its estimated useful life [Line Items]
Estimated useful life of property, plant and equipment	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment to its residual value over its estimated useful life [Line Items]
Estimated useful life of property, plant and equipment	7 years
Motor vehicle [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment to its residual value over its estimated useful life [Line Items]
Estimated useful life of property, plant and equipment	4 years
Motor vehicle [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment to its residual value over its estimated useful life [Line Items]
Estimated useful life of property, plant and equipment	5 years
Leasehold improvement [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment to its residual value over its estimated useful life [Line Items]
Leasehold improvement	Lesser of the lease term or life of assets